Noncontrolling Interests (Details) - USD ($)	1 Months Ended
	May 31, 2021	Jan. 31, 2021	Jan. 29, 2021	Dec. 22, 2020	Dec. 31, 2019	Jun. 30, 2022	Jun. 30, 2021
Noncontrolling Interest [Abstract]
Noncontrolling interest, description		Prior to January 2021, JAJI China, a 60% owned subsidiary of CLPS, owned 70% of JAJI HR. In January 2021, JAJI China entered into an agreement with CareerWin to purchase CareerWin’s 30% equity interest in JAJI HR. After the transaction, JAJI China owned 100% of JAJI HR. The purchase consideration was $18,995. The carrying amount of the noncontrolling interests was $12,189. The transaction was accounted for as an equity transaction and the difference of $6,806 between the purchase consideration and the carrying value of the noncontrolling interest of JAJI HR was recorded in the additional paid-in capital on the consolidated balance sheets.			the remaining 30% equity interest of CLPS Shenzhen. On December 9, 2019, Qiner acquired the remaining 20% equity interest of CLPS Hong Kong from the noncontrolling shareholder with the consideration of the Company’s 100,000 common shares valued at $278,000, therefore holding 100% of CLPS Hong Kong and CLPS Shenzhen’s equity interest accordingly. On December 3, 2019, the Company issued 100,000 common shares with $0.0001 par value per share to noncontrolling shareholder. The carrying amount of the noncontrolling interests was $(130,992). The transaction was accounted for as an equity transaction and the difference of $131,002 between the purchase consideration and the carrying value of the noncontrolling interest of CLPS Hong Kong and CLPS Shenzhen was recorded in the additional paid-in capital on the consolidated balance sheets.
Held an equity interest				80.00%
Noncontrolling equity interest				20.00%
Purchase consideration	$ 205,711			$ 621,619
Cash consideration				$ 436,550
Common shares (in Shares)				62,622
Common shares value				$ 185,069		$ 2,244	$ 2,029
Market price per share (in Dollars per share)			$ 3.41
Carrying amount of the noncontrolling interests	121,807		$ 446,636
Purchase consideration and carryinng value			$ 10,080
Held equity interest	$ 0.5333					$ 1,247,727	$ 1,041,648